Significant Accounting Policies - Summary of Estimated Useful Lives of Property and Equipment (Details)	12 Months Ended
Dec. 31, 2019
Buildings | Minimum
Property Plant And Equipment [Line Items]
Estimated useful life	36 years
Buildings | Maximum
Property Plant And Equipment [Line Items]
Estimated useful life	37 years
Leasehold and Buildings Improvements
Property Plant And Equipment [Line Items]
Estimated useful life	Shorter of lease term or expected useful life
Electronic and Office Equipment | Minimum
Property Plant And Equipment [Line Items]
Estimated useful life	3 years
Electronic and Office Equipment | Maximum
Property Plant And Equipment [Line Items]
Estimated useful life	5 years